Capital - Asset management operations (Details) - Asset management business - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Regulatory and other surplus
Balance at 1 January	$ 522	$ 453
Gains during the year	187	266
Movement in capital requirement	15	3
Capital injection	3	6
Distributions made to the parent company	(214)	(201)
Exchange and other movements	(47)	(5)
Balance at 31 December	$ 466	$ 522